Consolidated statements of changes in equity - DKK DKK in Thousands	Share capital	Share premium	Retained (losses)	Total
Equity at beginning of period at Dec. 31, 2014	DKK 23,193	DKK 1,150,979	DKK (921,344)	DKK 252,828
Net loss for the year	0	0	(113,957)	(113,957)
Warrant compensation expenses	0	16,947	0	16,947
Capital increases	1,160	95,253	0	96,413
Equity at end of period at Dec. 31, 2015	24,353	1,263,179	(1,035,301)	252,231
Net loss for the year	0	0	(153,910)	(153,910)
Warrant compensation expenses		22,727	0	22,727
Capital increases	1,789	163,218	0	165,007
Costs related to capital increases	0	(7,861)	0	(7,861)
Equity at end of period at Dec. 31, 2016	26,142	1,441,263	(1,189,211)	278,194
Net loss for the year	0	0	(272,271)	(272,271)
Warrant compensation expenses	0	20,156	0	20,156
Capital increases	4,609	569,041	0	573,650
Costs related to capital increases	0	(71,261)	0	(71,261)
Equity at end of period at Dec. 31, 2017	DKK 30,751	DKK 1,959,199	DKK (1,461,482)	DKK 528,468